Commitments and Contingencies - Summary of Future Minimum Commitments (Detail) - Sports Data License Agreement [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Other Commitments [Line Items]
2026	$ 331,078
2027	366,235
2028	397,126
2029	325,668
2030	90,384
Thereafter	2,191
Total	$ 1,512,682